Schedule of Investments
November 30, 2021 (unaudited)
Archer Income Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Corporate Bonds - 61.96% (5)

Accident & Health Insurance - 0.76%
Unum Group, 4.000%, due 03/15/2024	75,000	79,436

Air Transportation, Scheduled - 2.00%
American Airlines 2013-2 Class A Pass Through Trust, 4.950%, due 01/15/2023	41,007	42,037
Southwest Airlines Co., 5.250%, due 05/04/2025	150,000	166,714

		208,751

Aircraft - 1.47%
Boeing Co., 2.600%, due 10/30/2025	150,000	153,349

Beverages - 1.00%
Keurig Dr. Pepper, Inc., 3.130%, due 12/15/2023	100,000	104,269

Crude Petroleum & Natural Gas - 0.71%
Murphy Oil Corp., 6.875%, due 08/15/2024	73,000	73,912

Electric & Other Services Combined - 0.89%
PPL Energy Supply LLC., 4.600%, due 12/15/2021	100,000	93,638

Electric Services - 1.46%
Southern California Edison Co. Series E, 6.250%, to 02/01/2022 (a) (b)	50,000	50,110
Southern Co., 2.950%, due 07/01/2023	100,000	102,689

		152,799

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.85%
General Electric Co. Series A, 4.000%, to 06/15/2022 (a) (b)	100,000	88,875

Financial Services - 1.62%
General Motors Financial Company, Inc. Series C, 5.70%, to 09/30/2030 (a) (b)	150,000	169,875

General Building Contractors - Residential Buildings - 1.59%
Lennar Corp., 4.750%, due 11/29/2027	100,000	113,649
Lennar Corp., 4.875%, due 12/15/2023	50,000	53,201

		166,850

Healthcare Providers & Services - 0.49%
CommonSpirit Health, 2.950%, due 11/01/2022	50,000	50,974

Investment Advice - 2.04%
Affiliated Managers Group, Inc., 3.50%, 08/01/2025	200,000	213,713

Miscellaneous Business Credit Institution - 0.95%
Ford Motor Credit Co. LLC. Series NOTZ, 4.200%, due 02/20/2027	100,000	99,805

National Commercial Banks - 13.14%
Banc of California, Inc., 5.250%, due 04/15/2025	200,000	209,069
CenterState Bank Corp., 5.750%, to 06/01/2025 (a)	10,000	10,978
Citigroup, Inc. Series B, 5.900%, to 02/15/2023 (a) (b)	100,000	102,625
JPMorgan & Chase Co. Series B, 0.63163%, due 02/01/2027 (3-month US Libor + 0.500%) FRN	150,000	146,060
JPMorgan Chase & Co. Series CC, 4.625%, to 11/01/2022 (a) (b)	150,000	148,875
JPMorgan Chase & Co., Series Z, 3.93163%, due 02/01/2027 (3-month US Libor + 3.80%) (b) (4)	150,000	150,420
Mellon Capital IV Series 1, 4.00%, to 11/08/21 (3-month US Libor + 0.565%) (b) (4)	200,000	198,198
Old National Bancorp, 4.125%, due 08/15/2024	100,000	106,438
Truist Financial Corp. Series M, 5.125%, to 12/15/2027 (a) (b)	100,000	106,740
U.S. Bancorp, 3.70%, 01/15/2027 (a) (b)	200,000	195,500

		1,374,903

Natural Gas Distribution - 0.53%
National Fuel Gas Co., 5.200%, due 07/15/2025	50,000	54,938

Other Real Estate Investment Trusts- 0.97%
Ready Capital Corp., 5.750%, due 02/15/2026	4,000	102,000

Personal Credit Institutions - 2.44%
Discover Financial Services Series D, 6.125%, to 06/23/2025 (a) (b)	100,000	110,080
OneMain Finance Corp., 3.500%, due 01/15/2027	150,000	144,750

		254,830

Pharmaceutical Preparations - 0.49%
AbbVie, Inc., 2.900%, due 11/06/2022	50,000	51,004

Property & Casualty Insurance - 1.60%
Finial Holdings, Inc., 7.125%, due 10/15/2023 (Switzerland)	150,000	166,995

Retail-Department Store - 0.39%
Dillards, Inc., 7.750%, due 07/15/2026	35,000	41,295

Retail-Drug Stores & Proprietary Stores - 3.78%
CVS Health Corp. Series 7YR, 3.500%, due 07/20/2022	200,000	202,775
CVS Health Corp., 2.750%, due 12/01/2022	190,000	192,882

		395,657

Retail-Shoe Stores - 1.44%
Foot Locker, Inc., 8.500%, due 01/15/2022	150,000	150,750

Rubber & Plastics Footwear - 1.46%
Nike, Inc., 2.250%, due 05/01/2023	150,000	153,016

Security Brokers, Dealers & Flotation Companies - 2.51%
Capital Southwest Corp., 3.375%, due 10/01/2026	100,000	100,500
The Charles Schwab Corp. Series G, 5.375%, to 06/01/2025 (a) (b)	150,000	162,240

		262,740

Services-Business Services - 0.77%
EBay, Inc., 2.600%, due 07/15/2022	80,000	80,640

Services-Equipment Rental & Leasing, NEC - 2.49%
Air Lease Corp., 3.625%, due 12/01/2027	100,000	105,371
United Rentals, Inc., 3.875%, due 11/15/2027	150,000	155,625

		260,996

Services-Personal Services - 2.19%
Block Financial LLC, 5.500%, due 11/01/2022	225,000	229,162

Services-Prepackaged Software - 2.04%
NortonLifelock, Inc., 3.950%, due 06/15/2022	50,000	50,000
VMWare, Inc., 3.900%, due 08/21/2027	150,000	163,532

		213,532

State Commercial Banks - 6.91%
Ally Financial, Inc. Series B, 4.700%, to 05/15/2026 (a) (b)	150,000	154,687
Eagle Bancorp, Inc., 5.750%, due 09/01/2024	150,000	161,201
Fifth Third Bancorp Series L, 4.500%, to 09/30/2025 (a) (b)	150,000	159,000
Home Bancshares, Inc., 5.625%, to 04/15/2022 (a) (maturity date: 04/15/2027)	100,000	101,441
SVB Financial Group, 4.100%, to 02/15/2031 (a) (b)	150,000	146,625

		722,954

Telephone Communications (No Radio Telephone) - 0.58%
Indiana Bell Tel Co., Inc., 7.300%, due 08/15/2026	50,000	60,620

Television Broadcasting Stations - 0.57%
CBS Broadcasting, Inc., 7.125%, due 11/01/2023	54,000	59,518

Wholesale-Groceries & Related Products - 1.82%
Sysco Corp., 6.500%, due 08/01/2028	152,000	190,898

Total Corporate Bonds	(Cost $ 6,394,596)	6,482,694

Exchange-Traded Funds - 0.37% (3)

iShares US Preferred Stock ETF	1,000	38,410

Total Exchange-Traded Funds	(Cost $ 37,982)	38,410

Municipal Bonds - 24.16% (5)

Arizona - 0.55%
City of Phoenix, AZ, 2.717%, due 07/01/2022	40,000	40,582
Maricopa County School District No. 66 Roosevelt Elementary 6.243%, due 07/01/2026	15,000	16,895

		57,477

California - 1.56%
Sacramento, CA Pension Oblg. Series A, 6.420%, due 08/01/2023	50,000	54,601
Sacramento Cnty., CA Pension Oblg., 6.625%, due 08/01/2024	95,000	108,426

		163,027

Connecticut - 0.21%
Stratford CT Taxable, 5.750%, due 08/15/2030	20,000	21,749

Florida - 1.48%
North Miami Beach, FL, Water Revenue Series B, 2.311%, due 08/01/2027	150,000	154,369

Georgia - 0.54%
Georgia Loc. Govt., 4.750%, due 06/01/2028	50,000	56,304

Illinois - 0.98%
Eastern IL University Build America Bond, 5.900%, due 04/01/2023	45,000	45,048
Rosemont, IL Ref Bds Series A, 5.375%, due 12/01/2025	15,000	17,271
State of Illinois, 4.950%, due 06/01/2023	38,182	39,936

		102,255

Indiana - 5.55%
Beech Grove, IN Sch Bldg. Corp., 2.850%, due 07/05/2025	140,000	146,713
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 5.900%, due 07/15/2026	165,000	165,612
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150%, due 07/15/2027	100,000	100,398
Lake Station, IN, Multi Sch Bldg. Corp., Series B, 4.000%, due 07/15/2022	50,000	50,218
Merrillville, IN, Multi Sch Bldg. Corp., Series B, 3.860%, due 07/15/2023	50,000	51,279
Mt. Vernon of Hancock County Multi-School Bldg. Corp., 5.280%, due 07/15/2029	40,000	41,232
Warsaw Industry Redevelopment District Tax Taxable Special Taxing District Series A, 4.750%, due 02/01/2026	25,000	25,073

		580,525

Maryland - 1.12%
Baltimore Board of School Commissioners City Schools Revenue, 5.692%, due 12/15/2025	100,000	117,096

Michigan - 1.99%
Michigan State Taxable School Loan Series A, 3.200%, due 05/15/2027	200,000	207,828

Missouri - 0.19%
Kansas City, MO Taxable Gen Obl Series B, 5.050%, due 02/01/2023	20,000	20,064

New York - 2.69%
City of New York, NY, 1.980%, due 08/01/2023	150,000	153,149
Schenectady, NY Metroplex Development Authority Revenue Taxable Ref, 2.250%, due 08/01/2023	125,000	127,782

		280,931

Ohio - 3.06%
Avon, OH, General Obligations Various Purpose Improvement Refunding Bonds, Series 2020, 0.955%, due 12/01/2025	100,000	98,040
Bloom & Carroll Ohio Loc Sch Dist, 5.800%, due 12/01/2025	60,000	69,514
Cleveland, OH Income Tax Revenue Build America Bonds, 6.060%, due 10/01/2026	20,000	22,318
JobsOhio Beverage Sys Stwd Lien Liquor Profits Revenue Refunding Bonds, Series 2020A, 2.268%, due 01/01/2028	125,000	129,849

		319,721

Oklahoma - 0.20%
Garfield County, OK, 6.000%, due 09/01/2024	20,000	21,416

Oregon - 0.27%
Oregon State Sch Brds Assn Pension, Series B, 5.450%, due 06/30/2024	25,000	27,890

Pennsylvania - 1.92%
East Norriton Plymouth Whitpain Joint Sewer Authority, 1.832%, due 08/01/2028	200,000	200,974

Texas - 1.63%
Austin, TX Electric Utility System Revenue Taxable Series A, 2.524%, due 11/15/2023	20,000	20,734
City of Irving, TX, 5.657%, due 08/15/2023	25,000	25,945
North Texas Tollway Authority, 8.410%, due 02/01/2030	50,000	65,470
Reeves Cnty., TX Cops Taxable - Lease Rentals, 6.375%, due 12/01/2021	22,288	22,288
Texas St. Taxable Refunding Public Finance Authority Series C, 2.531%, due 10/01/2023	35,000	36,234

		170,671

Wisconsin - 0.24%
Public Finance Authority, WI, 5.750%, due 06/01/2023	25,000	25,173

Total Municipal Bonds	(Cost $ 2,506,225)	2,527,470

Preferred Securities - 7.09%

Asset Management - 0.76%
B Riley Financial, Inc., 6.50%, due 09/30/2026	3,000	79,320

National Commercial Banks - 5.30%
BAC Capital Trust XIII Series F, 4.000% (3-month Libor + 0.40%) (b) (4)	100,000	97,749
Huntington Bancshares, Inc. Series E, 5.700%, to 04/15/2023 (a) (b)	150,000	151,875
Huntington Bancshares, Inc. Series G, 4.450%, to 10/15/2027 (a) (b)	150,000	159,750
PNC Capital Trust C, 0.68988%, due 06/01/2028 (3-month Libor + 0.57%) FRN	150,000	145,554

		554,928

State Commercial Banks - 1.03%
Medallion Bank Utah Series F, 8.000%, to 04/01/2025 (a) (b)	4,000	108,000

Total Preferred Securities	(Cost $ 724,646)	742,248

Structured Note - 4.15% (5)
	Shares	Value
National Commercial Banks - 0.92%
Key Corp., 0.87088%, due 07/01/2028 (3-month US Libor + 0.74%) FRN	100,000	96,452

Security Brokers, Dealers & Flotation Companies - 3.23%
Goldman Sachs Group, Inc. Series MTN, 3.71535%, Capped at 10% (4) (maturity date: 12/13/2028)	100,000	89,604
Goldman Sachs Group, Inc., 1.734%, Capped at 10% (4) (maturity date: 11/13/2028)	120,000	115,350
Morgan Stanley, Series MTN, 5.244%, due 08/19/2028 Capped at 10% (4)	114,000	109,440
Morgan Stanley, Series MTN, 6.75%, due 08/30/2028 Capped at 12% (4)	25,000	23,661

		338,055

Total Structured Note	(Cost $ 441,509)	434,507

Money Market Registered Investment Companies - 1.22%

Federated Treasury Obligation Fund - Institutional Shares 0.01% (4)	128,138	128,138

Total Money Market Registered Investment Companies	(Cost $ 128,138)	128,138

Total Investments - 98.96%	(Cost $ 10,233,096)	10,353,467

Other Assets less Liabilities - 1.04%		109,336

Total Net Assets - 100.00%		10,462,803

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$353,868	$-
Level 2 - Other Significant Observable Inputs	9,999,599	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$10,353,467	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange Traded Funds.
(4) Variable rate security; the coupon rate shown represents the yield at November 30, 2021.

(5) All Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

(a) Security converts to floating rate after the indicated fixed-rate coupon period.
(b) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
ADR - American Depository Receipt
LIBOR- London Inter-Bank Offer Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs.
FRN - Floating Rate Note is a debt instrument whose coupon rate is variable and it tied to a benchmark rate such as LIBOR or the US Treasury Bill rate.
3-month is the period where it is a fixed period of 3 months a lender will lend at that cost.